Quarterly Report
March 31, 2022
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.8%
Aerospace & Defense – 2.3%
Boeing Co., 5.15%, 5/01/2030	$1,171,000	$1,248,822
Boeing Co., 3.75%, 2/01/2050	342,000	304,529
Boeing Co., 5.805%, 5/01/2050	468,000	540,417
Raytheon Technologies Corp., 1.9%, 9/01/2031	293,000	259,201
Raytheon Technologies Corp., 2.375%, 3/15/2032	434,000	398,424
Raytheon Technologies Corp., 3.03%, 3/15/2052	434,000	380,240
TransDigm, Inc., 6.25%, 3/15/2026 (n)	609,000	625,224
TransDigm, Inc., 4.625%, 1/15/2029	633,000	591,836
		$4,348,693
Apparel Manufacturers – 0.6%
Tapestry, Inc., 4.125%, 7/15/2027	$95,000	$95,991
Tapestry, Inc., 3.05%, 3/15/2032	1,226,000	1,114,159
		$1,210,150
Asset-Backed & Securitized – 2.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.036%, 11/15/2054 (i)	$3,881,881	$265,645
ACREC 2021-FL1 Ltd., “A”, FLR, 1.617% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	656,500	646,338
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.047% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	64,923	72,601
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.39%, 7/15/2054 (i)	7,057,097	606,502
JPMorgan Chase Commercial Mortgage Securities Corp., 5.79%, 7/15/2042 (n)	93,468	75,973
KREF 2018-FT1 Ltd., “A”, FLR, 1.511% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	288,000	284,669
KREF 2018-FT1 Ltd., “AS”, FLR, 1.741% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	316,500	309,096
Lehman Brothers Commercial Conduit Mortgage Trust, 0.515%, 2/18/2030 (i)	8,592	0
PFP III 2021-8 Ltd., “A”, FLR, 1.43% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	575,000	564,958
PFP III 2021-8 Ltd., “AS”, FLR, 1.68% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	603,000	592,467
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 1.457% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	508,077	504,228
		$3,922,477
Automotive – 1.4%
Daimler Trucks Finance North America LLC, 2.5%, 12/14/2031 (n)	$748,000	$654,686
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	293,000	297,922
Hyundai Capital America, 2%, 6/15/2028 (n)	1,734,000	1,537,320
Hyundai Capital America, 6.375%, 4/08/2030 (n)	173,000	197,027
		$2,686,955
Broadcasting – 2.0%
Discovery, Inc., 4.125%, 5/15/2029	$373,000	$376,349
Discovery, Inc., 5.3%, 5/15/2049	600,000	627,507
Magallanes, Inc., 4.279%, 3/15/2032 (n)	442,000	443,966
Magallanes, Inc., 5.391%, 3/15/2062 (n)	200,000	206,616
Prosus N.V., 3.832%, 2/08/2051 (n)	837,000	609,969
Walt Disney Co., 3.5%, 5/13/2040	961,000	936,004
Walt Disney Co., 3.6%, 1/13/2051	593,000	586,342
		$3,786,753
Brokerage & Asset Managers – 2.3%
Banco BTG Pactual S.A. (Cayman Islands), 7.75% to 2/15/2024, FLR (CMT - 5yr. + 5.257%) to 2/15/2029 (n)	$615,000	$631,919
Brookfield Finance, Inc., 2.34%, 1/30/2032	1,147,000	1,019,589
Charles Schwab Corp., 1.95%, 12/01/2031	722,000	638,220
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,456,000	1,326,011
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	412,000	355,821
Intercontinental Exchange, Inc., 3%, 9/15/2060	413,000	350,069
		$4,321,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.6%
Vulcan Materials Co., 3.5%, 6/01/2030	$671,000	$665,505
Vulcan Materials Co., 4.5%, 6/15/2047	447,000	468,004
		$1,133,509
Business Services – 4.1%
Equifax, Inc., 3.1%, 5/15/2030	$502,000	$478,745
Equifax, Inc., 2.35%, 9/15/2031	1,449,000	1,296,036
Equinix, Inc., 2.625%, 11/18/2024	838,000	826,018
Equinix, Inc., 2.5%, 5/15/2031	934,000	837,633
Equinix, Inc., 3%, 7/15/2050	661,000	539,010
Fiserv, Inc., 2.25%, 6/01/2027	817,000	771,606
Fiserv, Inc., 4.4%, 7/01/2049	364,000	375,847
Global Payments, Inc., 2.9%, 5/15/2030	607,000	560,226
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	183,000	169,002
S&P Global, Inc., 4.25%, 5/01/2029 (n)	465,000	489,676
S&P Global, Inc., 3.7%, 3/01/2052 (n)	416,000	421,790
Visa, Inc., 3.65%, 9/15/2047	865,000	893,260
		$7,658,849
Cable TV – 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$304,000	$285,241
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	555,000	507,659
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	317,000	358,125
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	896,000	917,406
Comcast Corp., 1.95%, 1/15/2031	371,000	334,673
Comcast Corp., 1.5%, 2/15/2031	184,000	160,319
Comcast Corp., 2.8%, 1/15/2051	545,000	459,580
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	365,000	332,150
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	594,000	592,515
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	492,000	499,380
Time Warner Cable, Inc., 4.5%, 9/15/2042	492,000	455,061
		$4,902,109
Chemicals – 0.2%
RPM International, Inc., 4.55%, 3/01/2029	$131,000	$137,138
RPM International, Inc., 4.25%, 1/15/2048	67,000	67,766
Sherwin-Williams Co., 4.5%, 6/01/2047	113,000	119,676
		$324,580
Computer Software – 0.5%
Microsoft Corp., 2.525%, 6/01/2050	$1,047,000	$904,079
Computer Software - Systems – 0.9%
Apple, Inc., 2.05%, 9/11/2026 (f)	$472,000	$458,144
Apple, Inc., 1.7%, 8/05/2031	717,000	643,032
Apple, Inc., 2.7%, 8/05/2051	727,000	631,979
		$1,733,155
Conglomerates – 1.9%
Carrier Global Corp., 2.722%, 2/15/2030	$918,000	$862,811
Carrier Global Corp., 3.377%, 4/05/2040	608,000	552,650
Otis Worldwide Corp., 2.565%, 2/15/2030	1,339,000	1,251,419
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	467,000	455,903
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	337,000	354,678
		$3,477,461

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.9%
Hasbro, Inc., 3.9%, 11/19/2029	$783,000	$785,704
Mattel, Inc., 3.75%, 4/01/2029 (n)	938,000	902,563
		$1,688,267
Consumer Services – 1.0%
Booking Holdings, Inc., 3.6%, 6/01/2026	$1,761,000	$1,792,598
Electrical Equipment – 1.9%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,261,000	$1,265,213
Ciena Corp., 4%, 1/31/2030 (n)	1,275,000	1,227,187
Commscope, Inc., 4.75%, 9/01/2029 (n)	1,156,000	1,064,688
		$3,557,088
Electronics – 2.4%
Broadcom, Inc., 4.3%, 11/15/2032	$1,056,000	$1,071,593
Broadcom, Inc., 3.187%, 11/15/2036 (n)	414,000	359,389
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	753,000	676,228
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	646,000	569,657
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,650,000	1,577,969
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	184,000	170,200
		$4,425,036
Emerging Market Quasi-Sovereign – 0.8%
Ecopetrol S.A. (Republic of Colombia), 5.375%, 6/26/2026	$301,000	$304,594
Ecopetrol S.A. (Republic of Colombia), 6.875%, 4/29/2030	451,000	473,243
Qatar Petroleum, 3.125%, 7/12/2041 (n)	781,000	710,595
		$1,488,432
Emerging Market Sovereign – 0.3%
United Mexican States, 4.28%, 8/14/2041	$576,000	$536,930
Energy - Independent – 0.6%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$612,000	$584,491
Hess Corp., 5.8%, 4/01/2047	315,000	374,779
Pioneer Natural Resources Co., 1.9%, 8/15/2030	97,000	85,987
		$1,045,257
Energy - Integrated – 2.0%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$367,000	$324,582
BP Capital Markets America, Inc., 3.001%, 3/17/2052	200,000	172,289
Cenovus Energy, Inc., 5.375%, 7/15/2025	551,000	581,016
Cenovus Energy, Inc., 4.4%, 4/15/2029	212,000	220,021
Cenovus Energy, Inc., 2.65%, 1/15/2032	604,000	547,030
Cenovus Energy, Inc., 3.75%, 2/15/2052	143,000	127,882
Eni S.p.A., 4.75%, 9/12/2028 (n)	761,000	794,544
Eni S.p.A., 4.25%, 5/09/2029 (n)	940,000	968,933
		$3,736,297
Entertainment – 0.7%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$1,093,000	$1,016,698
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	250,000	238,327
		$1,255,025
Financial Institutions – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$1,410,000	$1,366,176
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	260,000	234,380
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	207,000	181,527
Air Lease Corp., 2.875%, 1/15/2032	1,386,000	1,240,936
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	615,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	$841,000	$747,886
		$4,386,484
Food & Beverages – 3.9%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$446,000	$452,392
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	177,000	185,987
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	566,000	690,110
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	444,000	481,461
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	534,000	548,167
Aramark Services, Inc., 5%, 2/01/2028 (n)	539,000	522,830
Constellation Brands, Inc., 2.25%, 8/01/2031	761,000	670,095
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	224,136
Diageo Capital PLC, 2.375%, 10/24/2029	564,000	533,940
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	714,000	756,840
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	308,000	314,862
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	308,000	285,896
Lamb Weston Holdings, Inc., 4.375%, 1/31/2032 (n)	972,000	908,062
SYSCO Corp., 2.4%, 2/15/2030	148,000	137,629
SYSCO Corp., 2.45%, 12/14/2031	284,000	260,384
SYSCO Corp., 4.45%, 3/15/2048	320,000	331,848
		$7,304,639
Gaming & Lodging – 2.9%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$932,000	$1,003,087
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/2032	389,000	352,940
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	485,000	483,906
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,635,000	1,483,762
Las Vegas Sands Corp., 3.9%, 8/08/2029	856,000	784,954
Marriott International, Inc., 4%, 4/15/2028	449,000	449,717
Marriott International, Inc., 2.85%, 4/15/2031	984,000	898,090
		$5,456,456
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$591,000	$590,125
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	96,000	95,974
		$686,099
Insurance - Health – 0.5%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$833,000	$930,918
Insurance - Property & Casualty – 0.6%
Aon Corp., 3.75%, 5/02/2029	$717,000	$733,123
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	111,000	102,227
Marsh & McLennan Cos., Inc., 2.375%, 12/15/2031	284,000	260,033
		$1,095,383
International Market Quasi-Sovereign – 0.5%
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)	$415,000	$370,406
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	699,000	639,714
		$1,010,120
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$905,000	$908,351
Major Banks – 16.3%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$834,000	$727,694
Bank of America Corp., 4.183%, 11/25/2027	448,000	456,757
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	347,453
Bank of America Corp., 2.572%, 10/20/2032	1,844,000	1,675,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR - 1 day + 1.93%) to 6/19/2041	$721,000	$608,782
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	501,000	463,810
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	501,000	454,423
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	431,000	413,755
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,228,000	1,070,273
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	447,000	406,669
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	980,000	883,859
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	430,000	411,135
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	339,000	314,460
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	1,188,000	1,074,027
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	489,000	460,925
Goldman Sachs Group, Inc., 2.908%, 7/21/2042	1,142,000	983,071
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043	302,000	279,887
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	1,845,000	1,677,118
HSBC Holdings PLC, 5.25%, 3/14/2044	293,000	323,144
JPMorgan Chase & Co., 3.54%, 5/01/2028	456,000	457,193
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	899,000	821,458
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,111,000	1,123,699
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	423,000	388,858
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	532,000	478,611
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	1,007,000	923,533
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	459,012
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	987,000	926,168
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	458,000	455,617
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	503,000	462,717
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,037,000	957,162
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	1,847,000	1,695,704
Royal Bank of Canada, 2.3%, 11/03/2031	2,227,000	2,024,780
Société Générale S.A., 2.797% to 1/19/2027, FLR (CMT - 1yr. + 1.3%) to 1/19/2028 (n)	731,000	684,141
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	1,054,000	901,425
Toronto Dominion Bank, 1.25%, 9/10/2026	313,000	287,772
Toronto Dominion Bank, 2%, 9/10/2031	509,000	450,942
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	454,000	436,390
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	1,161,000	1,047,802
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	700,000	646,731
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	181,178
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	1,862,000	1,809,571
		$30,653,282
Medical & Health Technology & Services – 2.1%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$793,000	$730,150
Alcon, Inc., 3.8%, 9/23/2049 (n)	492,000	458,474
Becton, Dickinson and Co., 2.823%, 5/20/2030	139,000	132,251
Becton, Dickinson and Co., 4.685%, 12/15/2044	326,000	350,065
Becton, Dickinson and Co., 4.669%, 6/06/2047	42,000	45,747
HCA, Inc., 5.875%, 2/01/2029	340,000	371,688
HCA, Inc., 3.5%, 9/01/2030	522,000	504,285
HCA, Inc., 5.125%, 6/15/2039	622,000	670,736
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	847,000	758,614
		$4,022,010
Medical Equipment – 0.7%
Boston Scientific Corp., 2.65%, 6/01/2030	$339,000	$318,089
Danaher Corp., 2.6%, 10/01/2050	687,000	567,157
Teleflex, Inc., 4.625%, 11/15/2027	125,000	126,719
Teleflex, Inc., 4.25%, 6/01/2028 (n)	291,000	283,361
		$1,295,326

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 2.2%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$389,000	$355,263
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	827,000	749,849
ArcelorMittal S.A., 4.25%, 7/16/2029	461,000	468,108
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	1,129,000	1,067,921
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	745,000	680,319
Novelis Corp., 4.75%, 1/30/2030 (n)	781,000	758,246
		$4,079,706
Midstream – 4.1%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$512,000	$510,402
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	661,000	633,770
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	661,000	632,907
Energy Transfer LP, 4%, 10/01/2027	285,000	286,833
Energy Transfer LP, 3.75%, 5/15/2030	374,000	367,926
Energy Transfer Operating Co., 5%, 5/15/2050	409,000	413,842
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	858,000	802,230
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	1,217,607	1,167,190
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	489,000	449,806
Plains All American Pipeline, 4.9%, 2/15/2045	309,000	296,246
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	301,000	309,252
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	354,000	342,106
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	442,000	453,884
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	203,000	212,291
Targa Resources Corp., 4.2%, 2/01/2033	126,000	127,150
Targa Resources Corp., 4.95%, 4/15/2052	778,000	792,636
		$7,798,471
Municipals – 1.6%
Florida State Board of Administration Finance Corp. Rev., Taxable, “A”, 1.705%, 7/01/2027	$1,146,000	$1,068,192
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	340,000	308,921
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	330,000	326,824
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	1,187,000	1,394,896
		$3,098,833
Natural Gas - Distribution – 0.4%
NiSource, Inc., 5.65%, 2/01/2045	$284,000	$321,886
Sempra Energy, 3.25%, 6/15/2027	485,000	478,078
		$799,964
Natural Gas - Pipeline – 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,527,771
Network & Telecom – 1.7%
AT&T, Inc., 2.75%, 6/01/2031	$1,048,000	$982,688
AT&T, Inc., 3.55%, 9/15/2055	320,000	282,229
Verizon Communications, Inc., 2.1%, 3/22/2028	732,000	682,278
Verizon Communications, Inc., 3.15%, 3/22/2030	310,000	304,877
Verizon Communications, Inc., 2.55%, 3/21/2031	496,000	460,809
Verizon Communications, Inc., 3.4%, 3/22/2041	580,000	543,702
		$3,256,583
Oil Services – 0.4%
Halliburton Co., 5%, 11/15/2045	$638,000	$691,770
Oils – 0.5%
Puma International Financing S.A., 5%, 1/24/2026	$604,000	$567,760
Valero Energy Corp., 2.8%, 12/01/2031	402,000	371,026
		$938,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.6%
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$768,676
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	416,000	385,840
		$1,154,516
Railroad & Shipping – 0.2%
Canadian Pacific Railway Co., 3%, 12/02/2041	$192,000	$172,715
Canadian Pacific Railway Co., 3.1%, 12/02/2051	285,000	251,980
		$424,695
Real Estate - Apartment – 0.6%
American Homes 4 Rent L.P., REIT, 2.375%, 7/15/2031	$677,000	$597,652
American Homes 4 Rent L.P., REIT, 3.375%, 7/15/2051	674,000	563,254
		$1,160,906
Real Estate - Office – 0.7%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$790,000	$695,043
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	594,000	533,241
		$1,228,284
Real Estate - Other – 1.0%
EPR Properties, REIT, 3.6%, 11/15/2031	$447,000	$405,251
Lexington Realty Trust Co., 2.375%, 10/01/2031	865,000	767,265
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	745,000	658,179
		$1,830,695
Real Estate - Retail – 1.3%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$114,000	$116,929
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	418,000	419,395
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	586,000	517,580
Spirit Realty, LP, REIT, 4.45%, 9/15/2026	303,000	312,161
Spirit Realty, LP, REIT, 3.2%, 2/15/2031	368,000	351,217
STORE Capital Corp., REIT, 4.625%, 3/15/2029	179,000	185,765
STORE Capital Corp., REIT, 2.7%, 12/01/2031	709,000	628,384
		$2,531,431
Restaurants – 0.7%
Starbucks Corp., 3%, 2/14/2032	$1,427,000	$1,360,819
Retailers – 2.4%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$910,000	$847,890
Home Depot, Inc., 3.3%, 4/15/2040	918,000	884,160
Home Depot, Inc., 4.875%, 2/15/2044	320,000	371,812
Kohl's Corp., 3.375%, 5/01/2031	955,000	921,649
MercadoLibre, Inc., 3.125%, 1/14/2031	790,000	688,366
Nordstrom, Inc., 4.25%, 8/01/2031	530,000	483,047
Nordstrom, Inc., 5%, 1/15/2044	288,000	257,872
		$4,454,796
Specialty Stores – 0.4%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$380,000	$348,355
DICK'S Sporting Goods, 4.1%, 1/15/2052	551,000	470,249
		$818,604
Telecommunications - Wireless – 4.3%
American Tower Corp., REIT, 3.6%, 1/15/2028	$195,000	$193,131
American Tower Corp., REIT, 3.8%, 8/15/2029	553,000	550,309
American Tower Corp., REIT, 2.95%, 1/15/2051	42,000	33,004
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	793,000	644,170
Crown Castle International Corp., 4.45%, 2/15/2026	656,000	675,519

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Crown Castle International Corp., 3.7%, 6/15/2026	$454,000	$456,878
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	556,000	517,800
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	422,000	427,540
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	457,000	454,330
T-Mobile USA, Inc., 2.625%, 4/15/2026	897,000	856,832
T-Mobile USA, Inc., 2.05%, 2/15/2028	795,000	726,085
T-Mobile USA, Inc., 3%, 2/15/2041	850,000	718,520
T-Mobile USA, Inc., 4.5%, 4/15/2050	462,000	467,385
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	1,464,000	1,329,224
		$8,050,727
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$421,000	$549,565
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	205,837
		$755,402
U.S. Treasury Obligations – 0.3%
U.S. Treasury Notes, 1.875%, 2/15/2032	$600,000	$576,187
Utilities - Electric Power – 7.4%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$181,000	$167,280
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	597,000	632,900
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050	195,000	208,105
CenterPoint Energy, Inc., 2.65%, 6/01/2031	613,000	565,442
Dominion Energy, Inc., 2.25%, 8/15/2031	695,000	626,020
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	1,796,000	1,680,761
Duke Energy Corp., 3.3%, 6/15/2041	310,000	280,680
Duke Energy Corp., 3.75%, 9/01/2046	814,000	768,339
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	460,000	492,214
Evergy, Inc., 2.9%, 9/15/2029	1,510,000	1,443,227
FirstEnergy Corp., 4.4%, 7/15/2027	707,000	711,489
FirstEnergy Corp., 2.65%, 3/01/2030	401,000	364,066
FirstEnergy Corp., 3.4%, 3/01/2050	837,000	704,997
Florida Power & Light Co., 2.85%, 4/01/2025	287,000	287,484
Florida Power & Light Co., 2.45%, 2/03/2032	393,000	369,643
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	305,353
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	816,000	759,850
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	287,000	262,441
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	551,000	507,411
Pacific Gas & Electric Co., 2.5%, 2/01/2031	970,000	836,662
Pacific Gas & Electric Co., 4.95%, 7/01/2050	307,000	289,163
Southern California Edison Co., 4.5%, 9/01/2040	273,000	276,591
Southern California Edison Co., 3.65%, 2/01/2050	795,000	735,912
Virginia Electric & Power Co., 2.875%, 7/15/2029	579,000	562,785
		$13,838,815
Total Bonds		$178,062,158
Investment Companies (h) – 5.3%
Money Market Funds – 5.3%
MFS Institutional Money Market Portfolio, 0.21% (v)	9,947,953	$9,947,953

Other Assets, Less Liabilities – (0.1)%		(108,222)
Net Assets – 100.0%		$187,901,889
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,947,953 and $178,062,158, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,069,271, representing 28.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 1.457% (LIBOR - 1mo. + 1%), 4/25/2038	2/14/2022	$503,665	$504,228
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 3/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	168	$22,758,750	June – 2022	$704,318
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	86	$18,225,281	June – 2022	$(223,366)
U.S. Treasury Note 5 yr	Long	USD	55	6,307,813	June – 2022	(151,066)
U.S. Treasury Ultra Bond	Long	USD	15	2,656,875	June – 2022	(131,926)
						$(506,358)
At March 31, 2022, the fund had liquid securities with an aggregate value of $408,639 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$576,187	$—	$576,187
Non - U.S. Sovereign Debt	—	3,035,482	—	3,035,482
Municipal Bonds	—	3,098,833	—	3,098,833
U.S. Corporate Bonds	—	122,288,129	—	122,288,129
Commercial Mortgage-Backed Securities	—	2,751,883	—	2,751,883
Asset-Backed Securities (including CDOs)	—	1,170,594	—	1,170,594
Foreign Bonds	—	45,141,050	—	45,141,050
Mutual Funds	9,947,953	—	—	9,947,953
Total	$9,947,953	$178,062,158	$—	$188,010,111
Other Financial Instruments
Futures Contracts – Assets	$704,318	$—	$—	$704,318
Futures Contracts – Liabilities	(506,358)	—	—	(506,358)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,827,617	$64,384,986	$57,264,650	$—	$—	$9,947,953
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,693	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
United States	74.2%
Canada	4.3%
Australia	3.5%
United Kingdom	3.4%
Switzerland	1.9%
Ireland	1.7%
Italy	1.7%
China	1.0%
France	1.0%
Other Countries	7.3%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.